Deferred Income Tax Assets (liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Notes and accounts receivable	$ 47	$ 44
Stock-based compensation	2,103	771
Allowance for sales return	210	154
Inventory reserve	1,283	1,311
Foreign currency translation	(8)	(5)
Property and equipment	(52)	168
Investment tax credits	8,684	9,078
Net operating loss carryforwards	11,895	10,391
Others	945	562
Valuation allowance	(20,041)	(19,072)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent	$ 5,066	$ 3,402